SUPPLEMENT DATED OCTOBER 7, 2015
TO

PROSPECTUS DATED MAY 1, 2015
 FOR EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED APRIL 29, 2011
FOR PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information regarding a change to the investment adviser for the Fidelity Freedom Portfolios (the "Portfolios").

On October 1, 2015, FMR Co., Inc. became the investment adviser for the Portfolios. Any reference to Strategic Advisers, Inc. in the prospectus is replaced with FMR Co., Inc.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE